UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21031

ACP Strategic Opportunities Fund II, LLC

(Exact name of registrant as specified in charter)

1235 Westlakes Drive, Suite 130
Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

Gary E. Shugrue
Ascendant Capital Partners LP
1235 Westlakes Drive, Suite 130
Berwyn, PA 19312

 (Name and address of agent for service)

Registrant's telephone number, including area code:  (610)993-9999

Date of fiscal year end: December 31

Date of reporting period:     September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

ACP Strategic Opportunities Fund II, LLC

Schedule of Investments – September 30, 2007

Fair Value

Investments in Underlying Funds ^ # - 98.2%
Long/Short Equity:

Consumer – 9.9%
Tiedemann/Falconer Partners, LP (Cost $2,000,000)	$2,507,942
Zeke, LP (Cost $590,000)	981,996
3,489,938

Diversified – 34.9%
Bull Path Fund I, LP (Cost $2,050,000)	2,528,339
Copper Beech Partners Fund, LP (Cost $0)
Healy Circle Partners, LP (Cost $1,808,000)	2,547,232
JetStream Global Fund, LP (Cost $1,500,000)	2,816,630
Redstone Investors, LP (Cost $1,400,000)	2,048,069
Sonar Partners, LP (Cost $2,00,000)	2,403,523
12,343,793

Financial Services – 7.2%
Castine Partners, LP (Cost $2,000,000)	2,545,886

Healthcare - 0.00%
Continental Healthcare Fund, LP (Cost $0)

Natural Resources – 7.0%
Hard Assets Partners LP (Cost $2,000,000)	2,489,292

Small Cap Growth – 7.4%
Akahi Fund, LP (Cost $1,000,000)	1,017,600
Bluefin Investors, LP (Cost $1,500,000)	1,611,979
2,629,579
Large Cap Growth – 6.6%
Litchfield Capital Partners, LP (Cost $2,000,000)	2,316,666

Small Cap Value – 9.2%
Odyssey Value Partners (Cost $500,000)	$506,942
Rivanna Partners, LP (Cost $2,500,000)	2,734,523
3,241,465
Technology – 16.0%
Brightfield Partners, LP (Cost $1,690,000)	2,100,169
Connective Capital I, LP (Cost $1,250,000)	2,005,130
STG Capital (Cost $1,500,000)	1,558,493
5,663,793
Total Investments in Underlying Funds (Cost $27,788,000)	34,720,412

Other Assets Less Liabilities – 1.8%	622,638

Members' Capital - 100.00%	$35,343,050

^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of September 30, 2007 was $27,788,000 and $34,720,412, respectively.

# - Non-income producing securities.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$6,932,412
Gross Unrealized Depreciation	(0)
Net Unrealized Appreciation (Depreciation)	$6,932,412

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIALSTATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACP Strategic Opportunities Fund II, LLC

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and
Chief Financial Officer
(principal executive officer and principal financial officer)

Date	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and
Chief Financial Officer
(principal executive officer and principal financial officer)

Date	October 17, 2007

* Print the name and title of each signing officer under his or her signature.